Offerings - Offering: 1	Oct. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.800% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2057
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 87,000.00
Offering Note	This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-293382.